Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE

Pursuant to Section 4.01(c)(ii) of the Securitization Property Servicing Agreement, dated as of July 22, 2014 (the “Servicing Agreement”), by and between CONSUMERS ENERGY COMPANY, as servicer (the “Servicer”), and CONSUMERS 2014 SECURITIZATION FUNDING LLC, the Servicer does hereby certify, for the May 1, 2015 Payment Date (the “Current Payment Date”), as follows:

Capitalized terms used but not defined herein have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

Collection Periods: September 1, 2014 to March 31, 2015

Payment Date: May 1, 2015

1.             Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the September 2014 Collection Period	$2,819,988.00
ii.	Remittances for the October 2014 Collection Period	$3,103,235.00
iii.	Remittances for the November 2014 Collection Period	$1,974,694.00
iv.	Remittances for the December 2014 Collection Period	$3,490,917.00
v.	Remittances for the January 2015 Collection Period	$2,776,214.00
vi.	Remittances for the February 2015 Collection Period	$2,938,764.00
vii.	Remittances for the March 2015 Collection Period	$3,263,322.00
viii.	Investment Earnings on Capital Subaccount	$535.21
ix.	Investment Earnings on Excess Funds Subaccount	$2.99
x.	Investment Earnings on General Subaccount	$2,208.00
xi.	General Subaccount Balance (sum of i through x above)	$20,369,880.20
xii.	Excess Funds Subaccount Balance as of prior Payment Date	$404,938.00
xiii.	Capital Subaccount Balance as of prior Payment Date	$1,890,000.00
xiv.	Collection Account Balance (sum of xi through xiii above)	$22,664,818.20

2.             Outstanding Amounts as of prior Payment Date:

i.	Tranche A-1 Outstanding Amount	$124,500,000.00
ii.	Tranche A-2 Outstanding Amount	$139,000,000.00
iii.	Tranche A-3 Outstanding Amount	$114,500,000.00
iv.	Aggregate Outstanding Amount of all Tranches	$378,000,000.00

Exhibit 99.1

3.             Required Funding/Payments as of Current Payment Date:

Principal		Principal Due
i.	Tranche A-1	$13,040,980.26
ii.	Tranche A-2	$0.00
iii.	Tranche A-3	$0.00
iv.	All Tranches	$13,040,980.26

Interest

Tranche	Interest Rate	Days in Interest Period[1]	Principal Balance	Interest Due
v. Tranche A-1	1.334%	279	$124,500,000	$1,287,143.25
vi. Tranche A-2	2.962%	279	$139,000,000	$3,190,814.50
vii. Tranche A-3	3.528%	279	$114,500,000	$3,130,659.00
viii. All Tranches				$7,608,616.75

		Required Level		Funding Required
ix. Capital Subaccount		$1,890,000.00		$0.00

4.             Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i. Trustee Fees and Expenses; Indemnity Amounts	$7,500.00
ii. Servicing Fee	$94,500.00
iii. Administration Fee	$25,000.00
iv. Operating Expenses	$71,416.67

Tranche	Aggregate	Per $1,000 of Original Principal Amount
v. Semi-Annual Interest (including any past-due for prior periods)			$7,608,616.75
1. Tranche A-1 Interest Payment	$1,287,143.25	$10.3385
2. Tranche A-2 Interest Payment	$3,190,814.50	$22.9555
3. Tranche A-3 Interest Payment	$3,130,659.00	$27.3420
	$7,608,616.75

vi. Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date			$0.00
1. Tranche A-1 Principal Payment	$0.00	$0.0000
2. Tranche A-2 Principal Payment	$0.00	$0.0000
3. Tranche A-3 Principal Payment	$0.00	$0.0000
	$0.00
vii. Semi-Annual Principal			$13,040,980.26
1. Tranche A-1 Principal Payment	$13,040,980.26	$104.7468
2. Tranche A-2 Principal Payment	$0.00	$0.0000
3. Tranche A-3 Principal Payment	$0.00	$0.0000
	$13,040,980.26

viii. Other unpaid Operating Expenses			$0.00
ix. Funding of Capital Subaccount (to required level)			$0.00
x. Capital Subaccount Investment Earnings to Consumers Energy			$535.21

1  On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

Exhibit 99.1

xi. Deposit to Excess Funds Subaccount	$0.00
xii. Released to Issuer upon Retirement of all Securitization Bonds	$0.00
xiii. Aggregate Remittances as of Current Payment Date	$20,848,548.89

5.             Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

i.	Tranche A-1	$111,459,019.74
ii.	Tranche A-2	$139,000,000.00
iii.	Tranche A-3	$114,500,000.00
iv.	Aggregate Outstanding Amount of all Tranches	$364,959,019.74
v.	Excess Funds Subaccount Balance	$0.00
vi.	Capital Subaccount Balance	$1,816,269.31
vii.	Aggregate Collection Account Balance	$1,816,269.31

6.             Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture:

i.	Excess Funds Subaccount	$404,938.00
ii.	Capital Subaccount	$73,730.69
iii.	Total Withdrawals	$478,668.69

7.             Shortfalls in Interest and Principal Payments as of Current Payment Date:

i.	Semi-annual Interest	$0.00
	Tranche A-1 Interest Payment	$0.00
	Tranche A-2 Interest Payment	$0.00
	Tranche A-3 Interest Payment	$0.00
	Total
ii.	Semi-annual Principal	$0.00
	Tranche A-1 Principal Payment	$0.00
	Tranche A-2 Principal Payment	$0.00
	Tranche A-3 Principal Payment	$0.00
	Total

8.             Shortfalls in Payment of Capital Subaccount Investment Earnings as of Current Payment Date:

i.	Capital Subaccount Investment Earnings	$0.00

9.             Shortfalls in Required Subaccount Levels as of Current Payment Date:

i.	Capital Subaccount	$0.00

Exhibit 99.1

In WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate this 16th day of April 2015.

CONSUMERS ENERGY COMPANY,
as Servicer

/s/ Glenn P. Barba
Glenn P. Barba
Vice President, Controller and Chief Accounting Officer